SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2016 and 2015 are as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$64,894	$132	$(730)	$64,296
Government-sponsored enterprises	11,267	97	—	11,364
Mortgage-backed securities:(1)
Agency - residential	78,843	475	(1,016)	78,302
Non-agency - residential	93	—	(6)	87
Collateralized debt obligations	1,157	—	—	1,157
Obligations of state and political subdivisions	1,000	—	—	1,000
Tax-exempt securities	3,145	22	(6)	3,161
Total available for sale securities	$160,399	$726	$(1,758)	$159,367

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs").  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$71,142	$242	$(388)	$70,996
Government-sponsored enterprises	25,313	95	(5)	25,403
Mortgage-backed securities:(1)
Agency - residential	72,248	680	(962)	71,966
Non-agency - residential	116	—	(4)	112
Corporate debt securities	1,000	—	—	1,000
Collateralized debt obligations	1,156	—	(10)	1,146
Obligations of state and political subdivisions	1,270	1	—	1,271
Tax-exempt securities	3,175	64	(1)	3,238
Total available for sale securities	$175,420	$1,082	$(1,370)	$175,132

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or GSEs. Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2016 are presented below.  Maturities are based on the final contractual payment dates, and do not reflect the impact of potential prepayments or early redemptions.  Because mortgage-backed securities ("MBS") are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$8,005	$8,023
After 1 but within 5 years	25,634	25,718
After 5 but within 10 years	8,352	8,245
After 10 years	39,472	38,992
	81,463	80,978
Mortgage-backed securities	78,936	78,389
Total debt securities	$160,399	$159,367

Realized Gain (Loss) on Investments
The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2016, 2015 and 2014:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Gross gains on sales	$55	$169	$64
Gross losses on sales	—	(23)	—
Net gain on sale of securities	$55	$146	$64

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
The following tables present information pertaining to securities with gross unrealized losses at December 31, 2016 and 2015, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2016:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$21,531	$227	$19,272	$503	$40,803	$730
Mortgage-backed securities:
Agency - residential	49,961	756	9,585	260	59,546	1,016
Non-agency - residential	—	—	87	6	87	6
Tax-exempt securities	1,121	6	—	—	1,121	6
Total	$72,613	$989	$28,944	$769	$101,557	$1,758

	Less Than 12 Months		12 Months Or More		Total
December 31, 2015:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$9,374	$36	$18,715	$352	$28,089	$388
Government-sponsored enterprises	8,454	5	—	—	8,454	5
Mortgage-backed securities:
Agency - residential	21,956	129	27,210	833	49,166	962
Non-agency - residential	—	—	112	4	112	4
Collateralized debt obligations	—	—	1,146	10	1,146	10
Tax-exempt securities	582	1	—	—	582	1
Total	$40,366	$171	$47,183	$1,199	$87,549	$1,370

Other than Temporary Impairment, Credit Losses Recognized in Earnings